Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	ScoutCam Inc.
Entity Central Index Key	0001577445
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false